OTHER RECEIVABLES, NET (Tables)	12 Months Ended
Dec. 31, 2013
Other Receivables, Net, Current [Abstract]
Schedule Of Other Receivables [Table Text Block]
Other receivables consist of the following:

	December 31,
	2013	2012
	US$	US$
Due from suppliers	1,153,700	1,101,866
Advances to employees	201,252	53,516
	1,354,952	1,155,382
Allowance for doubtful accounts	(598,747)	(598,747)
	756,205	556,635